RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Noninterest Advance To Related Party	$ 38,628	$ 38,628	$ 38,628
Directors' remuneration	$ 36,000	$ 36,000	$ 36,000